Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Global Allocation Fund, Inc.
Entity Central Index Key	0000834237
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000005793 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MALOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$44	0.85%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	7.14%	21.30%	6.68%	5.43%
FTSE World Index	11.03	33.62	12.17	10.00
Reference Benchmark	7.89	22.06	6.57	6.24

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 16,718,314,856
Holdings Count | Holding	2,667
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,718,314,856
Number of Portfolio Holdings	2,667
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.7%
NVIDIA Corp.	2.5%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.6%
Meta Platforms, Inc.	1.0%
Mastercard, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Progressive Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.9%	1.9%		64.8%
United Kingdom	5.1%	0.1%		5.2%
Japan	3.2%	0.5%		3.7%
France	2.9%	0.1%		3.0%
Canada	1.8%	0.1%		1.9%
Italy	1.8%	0.1%		1.9%
China	1.5%	0.3%		1.8%
Spain	1.8%	—	%(c)	1.8%
Netherlands	1.7%	—	%(c)	1.7%
Germany	1.6%	—	%(c)	1.6%
Other#	11.8%	0.8%		12.6%
	96.1	3.9		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.7%
NVIDIA Corp.	2.5%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.6%
Meta Platforms, Inc.	1.0%
Mastercard, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Progressive Corp.	0.8%
(a)Excludes short-term securities, short investments and options, if any.
C000005790 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$57	1.09%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	7.02%	20.97%	6.41%	5.14%
Investor A Shares (with sales charge)	1.40	14.62	5.27	4.58
FTSE World Index	11.03	33.62	12.17	10.00
Reference Benchmark	7.89	22.06	6.57	6.24

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 16,718,314,856
Holdings Count | Holding	2,667
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,718,314,856
Number of Portfolio Holdings	2,667
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.7%
NVIDIA Corp.	2.5%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.6%
Meta Platforms, Inc.	1.0%
Mastercard, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Progressive Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.9%	1.9%		64.8%
United Kingdom	5.1%	0.1%		5.2%
Japan	3.2%	0.5%		3.7%
France	2.9%	0.1%		3.0%
Canada	1.8%	0.1%		1.9%
Italy	1.8%	0.1%		1.9%
China	1.5%	0.3%		1.8%
Spain	1.8%	—	%(c)	1.8%
Netherlands	1.7%	—	%(c)	1.7%
Germany	1.6%	—	%(c)	1.6%
Other#	11.8%	0.8%		12.6%
	96.1	3.9		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.7%
NVIDIA Corp.	2.5%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.6%
Meta Platforms, Inc.	1.0%
Mastercard, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Progressive Corp.	0.8%
(a)Excludes short-term securities, short investments and options, if any.
C000005792 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$98	1.88%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.88%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	6.63%	20.09%	5.59%	4.51%
Investor C Shares (with sales charge)	5.63	19.09	5.59	4.51
FTSE World Index	11.03	33.62	12.17	10.00
Reference Benchmark	7.89	22.06	6.57	6.24

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 16,718,314,856
Holdings Count | Holding	2,667
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,718,314,856
Number of Portfolio Holdings	2,667
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.7%
NVIDIA Corp.	2.5%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.6%
Meta Platforms, Inc.	1.0%
Mastercard, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Progressive Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.9%	1.9%		64.8%
United Kingdom	5.1%	0.1%		5.2%
Japan	3.2%	0.5%		3.7%
France	2.9%	0.1%		3.0%
Canada	1.8%	0.1%		1.9%
Italy	1.8%	0.1%		1.9%
China	1.5%	0.3%		1.8%
Spain	1.8%	—	%(c)	1.8%
Netherlands	1.7%	—	%(c)	1.7%
Germany	1.6%	—	%(c)	1.6%
Other#	11.8%	0.8%		12.6%
	96.1	3.9		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.7%
NVIDIA Corp.	2.5%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.6%
Meta Platforms, Inc.	1.0%
Mastercard, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Progressive Corp.	0.8%
(a)Excludes short-term securities, short investments and options, if any.
C000172904 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$39	0.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	7.19%	21.36%	6.77%	5.50%
FTSE World Index	11.03	33.62	12.17	10.00
Reference Benchmark	7.89	22.06	6.57	6.24

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 16,718,314,856
Holdings Count | Holding	2,667
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,718,314,856
Number of Portfolio Holdings	2,667
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.7%
NVIDIA Corp.	2.5%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.6%
Meta Platforms, Inc.	1.0%
Mastercard, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Progressive Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.9%	1.9%		64.8%
United Kingdom	5.1%	0.1%		5.2%
Japan	3.2%	0.5%		3.7%
France	2.9%	0.1%		3.0%
Canada	1.8%	0.1%		1.9%
Italy	1.8%	0.1%		1.9%
China	1.5%	0.3%		1.8%
Spain	1.8%	—	%(c)	1.8%
Netherlands	1.7%	—	%(c)	1.7%
Germany	1.6%	—	%(c)	1.6%
Other#	11.8%	0.8%		12.6%
	96.1	3.9		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.7%
NVIDIA Corp.	2.5%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.6%
Meta Platforms, Inc.	1.0%
Mastercard, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Progressive Corp.	0.8%
(a)Excludes short-term securities, short investments and options, if any.
C000005794 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$76	1.45%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.45%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	6.83%	20.53%	6.03%	4.78%
FTSE World Index	11.03	33.62	12.17	10.00
Reference Benchmark	7.89	22.06	6.57	6.24

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 16,718,314,856
Holdings Count | Holding	2,667
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,718,314,856
Number of Portfolio Holdings	2,667
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.7%
NVIDIA Corp.	2.5%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.6%
Meta Platforms, Inc.	1.0%
Mastercard, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Progressive Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.9%	1.9%		64.8%
United Kingdom	5.1%	0.1%		5.2%
Japan	3.2%	0.5%		3.7%
France	2.9%	0.1%		3.0%
Canada	1.8%	0.1%		1.9%
Italy	1.8%	0.1%		1.9%
China	1.5%	0.3%		1.8%
Spain	1.8%	—	%(c)	1.8%
Netherlands	1.7%	—	%(c)	1.7%
Germany	1.6%	—	%(c)	1.6%
Other#	11.8%	0.8%		12.6%
	96.1	3.9		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.7%
NVIDIA Corp.	2.5%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.6%
Meta Platforms, Inc.	1.0%
Mastercard, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Progressive Corp.	0.8%
(a)Excludes short-term securities, short investments and options, if any.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.